                                       LIMITED TERM NEW YORK MUNICIPAL FUND
                                     Supplement dated September 9, 2002 to the
                  Statement of Additional Information dated April 30, 2002, revised June 10, 2002

The Statement of Additional Information is hereby revised to replace Appendix B captioned "Municipal Bond
Industry Classifications" with the following:

                                                    Appendix B

                                      Municipal Bond Industry Classifications

Adult Living Facilities
Airlines
Education
Electric Utilities
Gas Utilities
General Obligation
Higher Education
Highways/Railways
Hospital/Healthcare
Hotels, Restaurants & Leisure
Manufacturing, Durable Goods
Manufacturing, Non Durable Goods
Marine/Aviation Facilities
Multi-Family Housing
Municipal Leases
Non Profit Organization
Paper, Containers & Packaging
Parking Fee Revenue
Pollution Control
Resource Recovery
Sales Tax Revenue
Sewer Utilities
Single Family Housing
Special Assessment
Special Tax
Sports Facility Revenue
Student Loans
Telephone Utilities
Tobacco
Water Utilities

September 9, 2002                                                                            PX0355.007